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                                             December 3, 2004


VIA FEDERAL EXPRESS AND EDGAR
Ms. Tamara Brightwell
Division of Corporation Finance
Mail Stop 05-10
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-0510

         RE:      CROMPTON CORPORATION
                  REGISTRATION STATEMENT ON FORM S-4, FILE NO. 333-119641 FILED OCTOBER 8, 2004
                  -------------------------------------------------------

Dear Ms. Brightwell:

         On behalf of Crompton Corporation (the "Company"), enclosed please find three copies of Amendment No. 1 ("Amendment No. 1") to the Registration Statement on Form S-4 (Registration No. 333-119641) (as amended, the "Registration Statement") which was filed today via EDGAR with the Securities and Exchange Commission (the "Commission"). Additionally, we have enclosed three copies of Amendment No. 1 which have been marked to show changes from the Registration Statement on Form S-4 (filed with the Commission on October 8,
2004), as well as an EDGAR copy of Amendment No. 1, which includes all exhibits. The changes in Amendment No. 1 include those made in response to the comments of the staff of the Commission (the "Staff") set forth in your letter dated November 4, 2004 (the "Comment Letter"). The Registration Statement also includes changes that are intended to update, clarify or render more complete the information contained therein.

         Set forth below are the Company's responses to the comments raised in the Comment Letter. For the convenience of the Staff, each response has been numbered to correspond with the comments in the Comment Letter. Page numbers in the responses refer to pages of Amendment No. 1. Capitalized terms used but not defined herein shall have the meanings ascribed to them in Amendment No. 1.

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Ms. Tamara Brightwell
Division of Corporation Finance
December 3, 2004
Page 2


FORM S-4

1. BASED UPON THE INFORMATION IN THE FEE TABLE, IT APPEARS THAT THE DUE DATE, INTEREST RATE, AND TYPE OF GUARANTEES BEING REGISTERED DIFFER FROM THE SENIOR NOTES AND SENIOR FLOATING RATE NOTES THAT ARE BEING REGISTERED. PLEASE REVISE THE TABLE SO THAT THE NOTES AND THE CORRESPONDING GUARANTEES ARE CONSISTENT.

         The fee table has been revised in accordance with the Staff's comment to clarify any inconsistencies.

2. ON A SUPPLEMENTAL BASIS, CONFIRM THAT THE OFFER WILL BE OPEN FOR A FULL TWENTY BUSINESS DAYS. AT PRESENT, IT APPEARS THAT THE OFFER MAY BE OPEN FOR LESS THAN THE REQUISITE TWENTY BUSINESS DAYS BECAUSE THE OFFER EXPIRES AT 5:00 P.M. INSTEAD OF MIDNIGHT ON WHAT MAY ULTIMATELY BE THE TWENTIETH BUSINESS DAY FOLLOWING COMMENCEMENT.

         The Company hereby confirms that the exchange offer will be open for a full twenty business days. The cover page of the prospectus has been amended to clarify that the expiration date will be the 21st business day after the launch of the offer.

3. PLEASE INCLUDE A SECTION CAPTIONED DESCRIPTION OF OTHER INDEBTEDNESS OR SOMETHING SIMILAR THAT SETS FORTH THE TERMS OF ANY DEBT SENIOR TO THE NOTES. PLEASE INCLUDE IN IT A REASONABLY DETAILED DESCRIPTION OF ANY FINANCIAL COVENANTS.

         A section captioned "Description of Other Indebtedness and Arrangements" has been added to the prospectus in response to the Staff's comment. The section sets forth the terms of any debt senior to or pari passu with the Notes, and includes a description of financial covenants in accordance with the Staff's comment.

COVER PAGE

4. PLEASE REMOVE ALL DISCLOSURE FROM THE COVER PAGE EXCEPT WHAT IS REQUIRED BY OUR RULES TO BE ON THE COVER PAGE.

         The disclosure on the cover page of the prospectus has been revised in accordance with the Staff's comment to remove disclosures not required under
Item 2 of a Registration Statement on Form S-4.

SUMMARY

5. YOUR DISCUSSION OF THE COMPANY'S COMPETITIVE STRENGTHS AND BUSINESS STRATEGY IS NOT APPROPRIATE FOR THE SUMMARY SECTION.

         The discussion of the Company's competitive strengths and business strategy has been removed from the Summary section of the prospectus in accordance with the Staff's comment.

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Ms. Tamara Brightwell
Division of Corporation Finance
December 3, 2004
Page 3


RISK FACTORS

6. PLEASE REVISE TO AVOID LANGUAGE LIKE "WE CANNOT GUARANTEE" OR "WE CANNOT ASSURE." THE RISK IS NOT YOUR INABILITY TO ASSURE, BUT THE UNDERLYING CIRCUMSTANCE.

         The Risk Factors section has been revised in accordance with the Staff's comment to remove the language indicated by the Staff.

7. SOME OF YOUR RISK FACTORS ARE TOO GENERIC AND DO NOT CONTAIN ENOUGH COMPANY-SPECIFIC INFORMATION. FOR EXAMPLE, THE FIRST RISK MIGHT INDICATE THE PERCENTAGE OF YOUR EXPENSES RAW MATERIAL COSTS REPRESENT; THE RISK ABOUT YOUR BEING AN INTERNATIONAL COMPANY MIGHT INDICATE HOW MUCH OF YOUR REVENUE IS THE RESULT OF INTERNATIONAL ACTIVITIES. PLEASE NOTE THAT THESE ARE ONLY EXAMPLES, AND PLEASE REVISE.

         The Risk Factors section has been revised in accordance with the Staff's comment to provide additional company-specific information where applicable.

CURRENT AND FUTURE LITIGATION..., PAGE 14

8. SUPPLEMENTALLY PROVIDE US WITH A COPY OF THE COMPLAINT FILED IN THE SHAREHOLDER DERIVATIVE LAWSUIT.

         A copy of the complaint, as well as the amended complaint, are attached to this letter as Exhibit A, and are included in the package delivered to the Staff via overnight delivery in accordance with the Staff's comment. Those documents have not been provided via EDGAR.

HOLDERS WHO FAIL TO EXCHANGE..., PAGE 18

9. PLEASE DELETE THIS RISK FACTOR, WHICH DOES NOT SET FORTH A RISK OF ENGAGING IN THE TRANSACTION.

         The risk factor has been deleted in accordance with the Staff's comment.

DESPITE CURRENT INDEBTEDNESS LEVELS..., PAGE 19

10. PLEASE PROVIDE A CROSS-REFERENCE TO A MORE COMPLETE DISCUSSION OF THE FINANCIAL COVENANTS THAT THE COMPANY IS REQUIRED TO MEET.

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Ms. Tamara Brightwell
Division of Corporation Finance
December 3, 2004
Page 4


         Cross references to the Description of Notes section and the Description of Other Indebtedness and Arrangements section have been included in this risk factor, in accordance with the Staff's comment.

USE OF PROCEEDS, PAGE 23

11. REVISE THIS SECTION TO STATE HOW THE NET PROCEEDS FROM THE ORIGINAL OFFER OF THE NOTES WERE USED.

         The Use of Proceeds section has been revised to include disclosure regarding how the net proceeds from the original offer of the notes were used, in accordance with the Staff's comment.

SUMMARY OF THE TERMS OF THE EXCHANGE OFFERS

THE EXCHANGE OFFER, PAGE 30

Procedures for Tendering Old Notes, page 30

12. YOU RESERVE THE RIGHT TO WAIVE A CONDITION OR CONDITIONS OF THE EXCHANGE OFFER AS TO PARTICULAR TENDERED SECURITIES ONLY. WHILE THIS OFFER IS NOT SUBJECT TO THE ALL-HOLDERS REQUIREMENTS OF RULE 13E-4, WE QUESTION HOW YOU MAY, CONSISTENT WITH THE REQUIREMENT THAT ALL THE TERMS OF THE OFFER BE FULLY DESCRIBED, CHANGE THOSE CONDITIONS AS TO SOME SECURITY HOLDERS ONLY. MOREOVER, IT IS NOT CLEAR HOW YOU COULD DO SO AFTER THE OFFER EXPIRES, WITHOUT EXTENDING IT. PLEASE REVISE OR ADVISE.

         The disclosure on pages 33 through 36 of the prospectus has been revised in accordance with the Staff's comment to clarify that any waiver of a condition or conditions will be made to all holders, and that any waivers will take place prior to the expiration date of the exchange offer. The disclosure has been further revised to clarify the Company's right to exercise waivers as to individual tenders in the case of improper or defective tenders.

CONDITIONS TO THE EXCHANGE OFFER, PAGE 30

13. ALL OFFER CONDITIONS, OTHER THAN THOSE RELATING TO GOVERNMENTAL APPROVALS NECESSARY FOR CONSUMMATION OF THE OFFER, MUST BE SATISFIED OR WAIVED AS OF THE CONDITIONS THAT EXIST ON OR BEFORE EXPIRATION OF THE OFFER. PLEASE REVISE THE LANGUAGE REFERENCING "ACCEPTANCE" AT THE BEGINNING OF THIS SECTION. ALSO, CHANGE THE REFERENCE TO "AT ANY TIME" IN THE SECOND TO LAST PARAGRAPH HERE.

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Ms. Tamara Brightwell
Division of Corporation Finance
December 3, 2004
Page 5


         The disclosure on pages 33 to 36 of the prospectus has been revised in accordance with the Staff's comment to further clarify the circumstances of satisfaction or waiver of offer conditions.

DESCRIPTION OF THE NEW NOTES, PAGE 35

14. PLEASE STATE THE AMOUNT OF UNSECURED DEBT HELD BY THE COMPANY AND THE GUARANTORS.

         The disclosure on page 39 of the prospectus has been revised in accordance with the Staff's comment to state the amount of unsecured debt held by the Company and the guarantors as of September 30, 2004.

CERTAIN UNITED STATES FEDERAL TAX CONSIDERATIONS, PAGE 72

15. REVISE THE CAPTION IN THIS SECTION TO STATE THAT ALL MATERIAL TAX CONSEQUENCES TO NOTEHOLDERS ARE SUMMARIZED, NOT JUST "CERTAIN" TAX CONSIDERATIONS. REVISE A SIMILAR REFERENCE IN THE "RISK FACTORS" SECTION ON PAGE 18.

         The section has been revised in response to the Staff's comment to state that all material tax consequences to noteholders are summarized. References to this section, found on the cover page of the prospectus, in the Table of Contents, and on page 6, have been changed accordingly.

AVAILABLE INFORMATION, PAGE 73

16. PLEASE NOTE THAT THE SEC NO LONGER HAS A PUBLIC REFERENCE ROOM IN CHICAGO, ILLINOIS. PLEASE REVISE.

         The disclosure on page 86 of the prospectus has been revised in response to the Staff's comment to remove references to a Chicago, Illinois public reference room.

ITEM 21.  EXHIBITS AND FINANCIAL STATEMENT SCHEDULES

17. PLEASE FILE, AS EXHIBITS TO THE REGISTRATION STATEMENT, THE GOVERNANCE DOCUMENTS RELATING TO ALL OF THE REGISTRANTS, INCLUDING THE GUARANTORS. TO THE EXTENT THAT THESE DOCUMENTS ARE SUBSTANTIALLY SIMILAR, YOU MAY WANT TO FILE A FORM EXHIBIT, WITH AN EXPLANATION IN THE EXHIBIT TABLE THAT THE DOCUMENT IS SUBSTANTIALLY SIMILAR FOR SOME OR ALL OF THE REGISTRANTS.

         The governance documents relating to all of the registrants have been filed as exhibits to Amendment No. 1 in response to the Staff's comment, and the exhibit table has been revised as appropriate.

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Ms. Tamara Brightwell
Division of Corporation Finance
December 3, 2004
Page 6


18. FILE EXHIBIT 5.1 OR INCLUDE DRAFT OPINIONS SUPPLEMENTALLY WITH THE NEXT AMENDMENT.

         In response to the Staff's comment, Exhibit 5.1 has been filed as an exhibit to Amendment No. 1.

         If you have any questions regarding the responses to these comments or require additional information, please contact Michael J. Zeidel at (212) 735-3259 or Stephen D. Evans at (212) 735-3546.


                                             Very truly yours,

                                             /s/ Michael J. Zeidel

                                             Michael J. Zeidel

Enclosures

cc:      Pamela Long
         Assistant Director
         Division of Corporation Finance
         Securities and Exchange Commission
         450 Fifth Street, N.W.
         Washington, D.C. 20549-0510

         Lynn A. Schefsky, Esq.
         Crompton Corporation

         Joanne F. Davis, Esq.
         Crompton Corporation

         Phyllis G. Korff, Esq.
         Skadden, Arps, Slate, Meagher & Flom LLP

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                                                                       Exhibit A

                        Complaint and Amended Complaint